UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

220 Russell Avenue

Rahway, NJ 07065

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

220 Russell Avenue

Rahway, NJ 07065

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report June 30, 2011
MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2011 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Allianz NFJ Small Cap Value I	5.4	Parnassus Small Cap	8.7	Royce 100 Inv	5.6
American Century Small Cap Value Inv	4.6	Pimco Small Cap StocksPLUS TR I	7.3	TCW Small Cap Growth I	5.6
SouthernSun Small Cap Inv	4.6	Dreyfus Opportunistic Small Cap	7.1	Janus Triton T	4.8
Perkins Small Cap Value I	4.5	Royce Micro Cap Inv	6.0	Marshall Small Cap Growth Y	3.4
Schneider Small Cap Value	3.8	TFS Small Cap	5.8
Adirondack Small Cap	3.4	T. Rowe Price Small Cap Stock	5.7
		Cambiar Small Cap Inv	5.4
		Royce Dividend Value Inv	5.4

                                                         Short-Term Securities and Other Assets – 2.9%

       Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
31%	32%	37%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

June 30, 2011 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2001 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Average Annual Returns for the Periods Ended June 30, 2011 (Unaudited)
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	30.54%	0.82%	4.50%
Russell 2000 Index	37.41%	4.08%	6.26%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2011 (Unaudited)

Mutual Funds (97.1%)	Shares	Value

Parnassus Small Cap *	16,032	$ 391,832
Pimco Small Cap StocksPLUS TR I	41,037	325,831
Dreyfus Opportunistic Small Cap *	10,300	318,799
Royce Micro Cap Inv *	14,999	271,024
TFS Small Cap *	19,044	262,039
T Rowe Price Small Cap Stock *	6,876	257,043
Royce 100 Inv *	24,282	251,320
TCW Small Cap Growth I *	8,056	250,877
Cambiar Small Cap Inv *	12,740	241,047
Allianz NFJ Small Cap Value I *	7,471	240,332
Royce Dividend Value Inv	33,875	240,174
Janus Triton T *	11,906	215,139
SouthernSun Small Cap Inv *	9,456	208,413
American Century Small Cap Value Inv	22,593	207,173
Perkins Small Cap Value I *	8,000	200,080
Schneider Small Cap Value *	10,339	171,930
Adirondack Small Cap *	9,434	151,604
Marshall Small Cap Growth Y *	7,489	150,374

Total Mutual Funds (Cost $ 3,582,960)		4,355,031

Short-Term Securities (0.4%)

Fidelity Institutional Money Market (Cost $ 17,787)		17,787

Total Short-Term Securities (Cost $ 17,787)		17,787

Total Investments in Securities (Cost $ 3,600,747)		4,372,818

Other Assets (2.5%)		114,563

Net Assets (100%)		$ 4,487,381

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,600,747)	$ 4,372,818
Cash	114,563

Total Assets	4,487,381

Liabilities

Total Liabilities	-

Net Assets	$ 4,487,381

Capital Stock, no par (issued and outstanding – 721,014)	$ 4,202,672
Accumulated realized losses on investments	(487,362)
Net unrealized appreciation on investments	772,071

Net Assets	$ 4,487,381

Net asset value per share	$ 6.22

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2011 (Unaudited)

Investment income

Dividend income from underlying funds	$ 5,015
Dividend income from money market funds	104

Total investment income	5,119

Expenses
Investment advisory fees (note 2)	21,994
Administrative service fees	5,498
Total expenses	27,492

Net investment loss	(22,373)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	0
Net realized gain from investments	43,144
Net change in unrealized appreciation on investments	132,514
Net realized and unrealized gain on investments	175,658

Net increase in net assets resulting from operations	$ 153,285

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2011 (Unaudited) and

For The Year Ended December 31, 2010

	2011	2010
Increase in net assets from operations
Net investment income/(loss)	$ (22,373)	$ 22,779
Capital gain distributions from underlying funds	0	37,499
Net realized gain/(loss) from investments	43,144	(22,173)
Change in unrealized appreciation on investments	132,514	700,312
Net increase in net assets resulting from operations	153,285	738,417

Distributions to shareholders from:
Net investment income	(22,779)	-
Realized gains	-	-
Total distributions	(22,779)	-

Capital share transactions (note 5)	114,087	148, 281
Total increase	244,593	886,698

Net assets at beginning of period	4,242,788	3,356,090
Net assets at end of period	$ 4,487,381	$ 4,242,788

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2011 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Mainstay ICAP Select Equity I	5.3	Amana Income	5.2	Primecap Odyssey Growth	5.7
Fairholme	5.1	Weitz Partners III Opportunity	5.1	Amana Growth	5.5
Sterling Capital Equity Income I	5.1	American Funds Fundamental Inv F2	4.8	Parnassus	5.4
Columbia Value and Restructuring Z	5.0	Fidelity Select Consumer Staples	2.7	Wells Fargo Advantage Growth Adm	5.4
Wasatch Large Cap Value	4.9
Dodge and Cox Stock	4.6

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Artisan Mid Cap Value Inv	5.1	Fidelity Leveraged Co Stk	4.9	Blackrock US Opportunities I	5.1
Ridgeworth Mid Cap Value Equity I	4.3	Aston/Fairpointe Mid Cap N	4.6

                                                    Short-Term Securities and Other Assets – 6.2%

       Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
30%	37%	33%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

June 30, 2011 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

•

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
1/13/2004
6/30/2004
6/30/2005
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
Russell 1000 Index $14,062
MH Elite Fund of Funds $12,864
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Average Annual Returns for the Periods Ended June 30, 2011 (Unaudited)
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	27.66%	1.47%	3.42%
Russell 1000 Index	31.93%	3.30%	4.67%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

June 30, 2011 (Unaudited)

Mutual Funds (93.8%)	Shares	Value

Primecap Odyssey Growth *	23,355	$ 386,986
Amana Growth	14,523	370,631
Parnassus *	8,917	362,570
Wells Fargo Advantage Growth Adm *	9,395	360,779
Mainstay ICAP Select Equity I	9,852	359,882
Amana Income	10,456	352,464
Blackrock US Opportunities I *	7,939	345,890
Fairholme *	10,691	344,583
Artisan Mid Cap Value Inv *	15,527	344,086
Sterling Capital Equity Income I	23,476	343,685
Weitz Partners III Opportunity	27,778	341,944
Columbia Value and Restructuring Z	6,546	337,646
Fidelity Leveraged Co Stk *	11,048	332,324
Wasatch Large Cap Value	23,118	332,202
American Funds Fundamental Inv F2	8,397	325,041
Dodge & Cox Stock	2,738	311,080
Aston/Fairpointe Mid Cap N *	9,347	310,146
Ridgeworth Mid Cap Value Equity I	23,511	293,182
Fidelity Select Consumer Staples	2,522	182,136

Total Mutual Funds (Cost $ 5,592,767)		6, 337,257

Short-Term Securities (3.3%)

Fidelity Institutional Money Market (Cost $ 224,645)		224,645

Total Short-Term Securities (Cost $ 224,645)		224,645

Total Investments in Securities (Cost $ 5,817,412)		6,561,902

Other Assets (2.9%)		191,946

Net Assets (100%)		$ 6,753,848

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,817,412)	$ 6,561,902
Cash	191,946

Total Assets	6,753,848

Liabilities

Total Liabilities	-

Net Assets	$ 6,753,848

Capital Stock, no par (issued and outstanding – 1,250,766)	$ 6,513,475
Accumulated realized losses on investments	(504,117)
Net unrealized appreciation on investments	744,490

Net Assets	$ 6,753,848

Net asset value per share	$ 5.40

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2011 (Unaudited)

Investment income

Dividend income from underlying funds	$ 18,637
Dividend income from money market funds	181
Total investment income	18,818

Expenses
Investment advisory fees (note 2)	32,973
Administrative service fees	8,243
Total expenses	41,216

Net investment loss	(22,398)

Realized and unrealized gain/(loss) on investments

Capital gain distributions from underlying funds	9,506
Net realized loss from investments	(128,820)
Net change in unrealized appreciation on investments	362,337
Net realized and unrealized gain on investments	243,023

Net increase in net assets resulting from operations	$ 220,625

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2011 (Unaudited)

For The Year Ended December 31, 2010

	2011	2010
Increase in net assets from operations
Net investment loss	$ (22,398)	$ (23,830)
Capital gain distributions from underlying funds	9,506	30,883
Net realized loss from investments	(128,820)	(136,728)
Change in unrealized appreciation on investments	362,337	937,788
Net increase in net assets resulting from operations	220,625	808,113

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	145,531	71,728
Total increase	366,156	879,841

Net assets at beginning of period	6,387,692	5,507,851
Net assets at end of period	$ 6,753,848	$ 6,387,692

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2011 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Long – Short/ Martket Neutral	%	Latin America/ Emerging Markets	%	Precious Metals	%
TFS Market Neutral	6.1	Oppenheimer Developing Markets Y	5.7	Franklin Gold and Precious Metals Adv	3.0
		T. Rowe Price Latin America	5.3
		Metzler/Payden European Emerging Markets	5.0
		Lazard Emerging Markets Equity I	4.3
		Wasatch Emerging Markets Small Cap	3.6

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Inv	2.7	Prudential Global Real Estate Z	3.7	T. Rowe Price Health Sciences	3.1
Nuveen Tradewinds Global Resources I	2.4			Blackrock Health Sciences Opportunities Inv A	3.0

Miscellaneous	%	World Allocation	%	Conservative Allocation	%
T. Rowe Price Media & Telecommunications	2.6	Ivy Asset Strategy Y	3.6	Permanent Portfolio	5.3
Templeton Global Bond Adv	2.4	Blackrock Global Allocation I	3.2
		Pimco Global Multi Asset I	2.4

Foreign Develop Markets	%	World Stock	%
Allianz NFJ International Value I	4.0	Nuveen Global Infrastructure I	2.3
Harbor International I	3.9
Janus Overseas T	3.9
Blackrock International Opportunities I	3.7
T. Rowe Price International Discovery	3.6
Manning & Napier World Opportunities A	3.2
Oakmark International I	3.1

                                                           Short-Term Securities and Other Assets – 4.9%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

June 30, 2011 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
D O L L A R S
4/6/2006
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
S & P 500 Index
$11,875
MH Elite Select
Portfolio of Funds
$10,590
MH Elite Select Portfolio of Funds
S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Average Annual Returns for the Periods Ended June 30, 2011 (Unaudited)
	1 Year	5 Years	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	22.56%	1.23%	1.07%
S & P 500 Index	30.69%	2.94%	2.23%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2011 (Unaudited)

Mutual Funds (95.1%)	Shares	Value

TFS Market Neutral *	17,250	$ 267,714
Oppenheimer Developing Markets Y	7,058	251,322
Permanent Portfolio *	4,841	233,410
T. Rowe Price Latin America *	4,310	231,956
Metzler/Payden European Emerging Markets *	7,167	220,040
Lazard Emerging Markets Equity I *	8,733	189,689
Allianz NFJ International Value I	8,325	177,565
Harbor International I *	2,661	172,691
Janus Overseas T *	3,626	170,509
Blackrock International Opportunities I *	4,498	164,223
Prudential Global Real Estate Z	8,161	162,813
Wasatch Emerging Markets Small Cap *	61,475	159,221
T. Rowe Price International Discovery	3,422	157,502
IVY Assets Strategy Y *	6,020	157,365
Manning & Napier World Opportunities A *	15,508	142,521
Blackrock Global Allocation I *	6,954	140,542
T. Rowe Price Health Sciences *	3,771	135,219
Oakmark International I *	6,607	133,919
Blackrock Health Sciences Opportunities Inv A *	4,142	132,020
Franklin Gold and Precious Metals Adv *	2,793	129,866
Vanguard Energy Inv	1,701	120,524
T. Rowe Price Media & Telecommunications *	2,024	113,563
PIMCO Global Multi Asset I	8,811	106,432
Nuveen Tradewinds Global Resources I *	4,148	106,222
Templeton Global Bond Adv	7,485	103,817
Nuveen Global Infrastructure I *	10,593	101,801

Total Mutual Funds (Cost $ 3,456,006)		4,182,466

Short-Term Securities (3.3%)

Fidelity Institutional Money Market (Cost $ 143,044)		143,044

Total Short-term Securities (Cost $ 143,044)		143,044

Total Investments in Securities (Cost $ 3,599,050)		4,325,510

Other Assets (1.6%)		71,747

Net Assets (100%)		$ 4,397,257

 * Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,599,050)	$ 4,325,510
Cash	71,747

Total Assets	4,397,257

Liabilities

Total Liabilities	-

Net Assets	$ 4,397,257

Capital Stock, no par (issued and outstanding – 834,319)	$ 4,163,995
Accumulated realized losses on investments	(493,198)
Net unrealized appreciation on investments	726,460

Net Assets	$ 4,397,257

Net asset value per share	$ 5.27

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2011 (Unaudited)

Investment income

Dividend income from underlying funds	$ 8,865
Dividend income from money market funds	205
Total investment income	9,070

Expenses
Investment advisory fees (note 2)	38,245
Administrative service fees	5,464
Total expenses	43,709

Net investment loss	(34,639)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	667
Net change in unrealized appreciation on investments	116,170
Net realized and unrealized gain on investments	116,837

Net increase in net assets resulting from operations	$ 82,198

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2011 (Unaudited)

For The Year Ended December 31, 2010

	2011	2010
Increase in net assets from operations
Net investment loss	$ (34,639)	$ (19,375)
Capital gain distributions from underlying funds	667	55,261
Net realized loss from investments	0	(15,774)
Change in unrealized appreciation on investments	116,170	470,640
Net increase in net assets resulting from operations	82,198	490,752

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	61,491	(5,356)
Total increase	143,689	485,396

Net assets at beginning of period	4,253,568	3,768,172
Net assets at end of period	$ 4,397,257	$ 4,253,568

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933.  MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers three funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007 – 2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at December 31, 2010. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2010 the net investment losses for each Fund is as follows:

Fund of Funds - $23,830

                  Select Portfolio of Funds - $19,375

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Management Fees	1.00%	1.00%	1.75%
Distribution (and/or Service) (12b-1) Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.34% to 2.50%.

For the period ended June 30, 2011 (unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 21,994

MH Elite Fund of Funds

$ 32,973

MH Elite Select Portfolio of Funds

$ 38,245

For the period ended June 30, 2011 other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$   5,498

MH Elite Fund of Funds

$   8,243

MH Elite Select Portfolio of Funds

$   5,464

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the six months ended June 30, 2011 (unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 825,000	$ 580,784
MH Elite Fund of Funds	$ 650,000	$ 663,009
MH Elite Select Portfolio of Funds	$ -	$ -

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2011 (unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 825,141	$ 53,070
MH Elite Fund of Funds	$ 865,318	$ 120,828
MH Elite Select Portfolio of Funds	$ 759,029	$ 32,569

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2010, the components of distributable earnings on a tax basis for each Fund are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Undistributed ordinary income	$22,779	$-	$-
Undistributed long-term capital gain	$-	$-	$-
Unrealized appreciation	$639,557	$382,153	$610,290

At December 31, 2010, the MH Elite Small Cap Fund of Funds has undistributed net investment income of $22,779.  As a result, the Funds’ management declared a dividend of .0324 per share to the shareholders of record on December 31, 2010 with an ex and pay date of January 7, 2011.  No dividends were declared or paid on the remaining Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of December 31, 2010, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
December 31, 2015	-	-	$118,819
December 31, 2016	$277,801	$191,004	$272,561
December 31, 2017	$252,705	$87,954	$102,485
December 31, 2018	-	$105,845	-
Total	$530,506	$384,803	$493,865

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2011 (unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2011 (unaudited)		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	29,634	$ 188,169	41,993	$ 231,375
Shares issued in reinvestment of distributions	3,720	22,469	-	-
	33,354	210,638	41,993	231,375
Shares redeemed	(15,685)	(96,551)	(16,119)	(83,094)
Net Increase/(Decrease)	17,669	$ 114,087	25,874	$ 148,281

	MH Elite Fund of Funds
	For the six months ended June 30, 2011 (unaudited)		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	51,369	$ 281,855	129,913	$ 625,745
Shares issued in reinvestment of distributions	-	-	-	-
	51,369	281,855	129,913	625,745
Shares redeemed	(25,440)	(136,324)	(116,266)	(554,017)
Net Increase	25,929	$ 145,531	13,647	$ 71,728

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2011 (unaudited)		For the period ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	55,499	$ 290,336	98,905	$ 460,703
Shares issued in reinvestment of distributions	-	-	-	-
	55,499	290,336	98,905	460,703
Shares redeemed	(42,526)	(228,845)	(98,513)	(466,059)
Net Increase/(Decrease)	12,973	$ 61,491	392	$ (5,356)

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011 (unaudited):

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds
Level 1 – Quoted prices	$ 4,372,818	$ 6,561,902	$ 4,325,510
Level 2 – Other significant observable inputs	-	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$ 4,372,818	$ 6,561,902	$ 4,3235,510

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on April 6, 2006.

(b)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2011

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2011

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

ACTUAL EXPENSES

The first three lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fourth and fifth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period January 1, 2011 to June 30, 2011 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,037	$6.31	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,035	$6.31	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,017	$10.00	(c)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,018	$6.28
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,014	$10.04

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.34% to 2.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

June 30, 2011

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 82	Independent Director	One Year, Since 7-31-1998	Retired	3	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 65	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	3	None
Jerome Stern (c) 44 Dexter Drive North Basking Ridge, NJ 07920 82	Independent Director	One Year, Since 8-6-1999	Retired	3	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 42	Independent Director	One Year, Since 9-1-2003	Actuary	3	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 55	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	3	None
Vincent Rettino (b) 235 Russell Avenue Rahway, NJ 07065 35	Interested Director	One Year, Since 10-31-2008	Teacher Union, NJ School District, MH Investment Management Research Assistant	3	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Mr. Stern did not stand for reelection to serve as a director for 2011.

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

June 30, 2011

(Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 220 Russell Avenue Rahway, NJ 07065 59	President and Chief Compliance Office	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 55	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	3	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  Additionally, the Chairman of the Board is paid $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

MH Elite Portfolio of Funds, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

Investment Adviser

MH Investment Management, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

MH Elite Portfolio of Funds, Inc.

220 Russell Avenue

Rahway, New Jersey 07065

1-800-318-7969

www.mhelite.com

Mutual funds composed of a diversified group of underlying funds for long-term capital appreciation.

Semi-Annual Report

to

Shareholders

June 30, 2011

(Unaudited)

Item 2. Code of Ethics

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Not applicable for filing of Semi-Annual Report

                       to Shareholders.

     Exhibit 10(b)(1)  Certification of Principal Executive Officer

Required

                       by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer

Required

                       by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and

                       Chief Financial Officer Required by Section 906

                       of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcomb

      Jeff Holcomb

      Vice President

       (Principal Financial Officer)

Date August 29, 2011